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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

PRIOR FILINGS FOR THE NOMURA GROUP WERE REPORTED UNDER THE NAME NOMURA SECURITIES COMPANY, WITH CIK NUMBER 0000110097. SUBSEQUENT FILINGS WILL
BE MADE UNDER THE NAME NOMURA HOLDINGS, INC., CIK NUMBER 0001163653.
NOMURA HOLDINGS, INC. (NHI) IS THE PARENT HOLDING COMPANY OF A NUMBER
OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. NHI ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS. IN
THAT NHI'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F IS REPORTED BY NHI
ON BEHALF OF CERTAIN OF NHI'S OPERATING SUBSIDIARIES WHICH ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F)OF THE ACT.

Nomura Holdings Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1-9-1, Nihonbashi, Chuo-ku, Tokyo 103-8011, Japan
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 001-15270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Brendan G. Daly             Head of Compliance and Surveillance 212-667-1246
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Brendan G. Daly
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        New York, NY  November 14, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total: $251,483
                                         (thousands)



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).




   13F File No.: Name:
   ------------- ---------------------
6.  28-05739      Global Funds Management, S.A.
   ------------- ---------------------
2.  28-04985      Nomura International plc
   ------------- ---------------------
4.  28-04993      Nomura Securities (Bermuda)
   ------------- ---------------------
1.  28-04983      Nomura Securities International, Inc.
   ------------- ---------------------

1Page      1                                                                                                      07-08-13  14:21:11
                                     FORM 13F
                                         INFORMATION TABLE
                                           QUARTER ENDING
                                         09/30/2008
         NAME OF ISSUER           TITLE      CUSIP     VALUE       SHARES    SH  PUT  INVSTMT  OTHER   VOTING AUTHORITY
                                 OF CLASS              X1000      PRN AMT    PRN CALL DSCRETN MANAGERS
 ------------------------------ ---------- --------- ---------- ------------ --- ---- ------- -------- ----------------

0ACCURIDE CORP                             004398103        672 000000420200 SH       DEFINED 01         SOLE
 ALLIS CHALMERS ENERGY INC                 019645506        346 000000027430 SH       DEFINED 01         SOLE
 ALTRIA GROUP INC                          02209S103     79,360 000004000000 SH       DEFINED 02         SOLE
 ALTUS PHARMACEUTICALS INC                 02216N105        957 000000866624 SH       DEFINED 02         SOLE
 ARMSTRONG WORLD INDS INC NEW              04247X102      1,220 000000042237 SH       DEFINED 01         SOLE
 CABLEVISION SYS CORP                      12686C109        223 000000008900 SH       DEFINED 01         SOLE
 CAPSTONE TURBINE CORP                     14067D102         46 000000036126 SH       DEFINED 02         SOLE
 CITIGROUP INC                             172967101        276 000000013500 SH       DEFINED 04         SOLE
 COCA COLA CO                              191216100     52,880 000001000000 SH       DEFINED 02         SOLE
 COMCAST CORP NEW                          20030N200        280 000000014243 SH       DEFINED 01         SOLE
 ORE MARK HOLDING CO INC                   218681104      1,455 000000058235 SH       DEFINED 01         SOLE
 DANA HOLDING CORP                         235825205      3,720 000000768740 SH       DEFINED 01         SOLE
 DELTA AIR LINES INC DEL                   247361702        142 000000019154 SH       DEFINED 01         SOLE
 EVERGREEN SOLAR INC                       30033R108        119 000000021648 SH       DEFINED 02         SOLE
 FTI CONSULTING INC                        302941109        686 000000009500 SH       DEFINED 01         SOLE
 EDERAL MOGUL CORP                         313549404      5,162 000000411356 SH       DEFINED 01         SOLE
 FUELCELL ENERGY INC                       35952H106         60 000000010086 SH       DEFINED 02         SOLE
 GT SOLAR INTL INC                         3623E0209        142 000000013133 SH       DEFINED 02         SOLE
 GOL LINHAS AEREAS INTLG S A               38045R107        822 000000126600 SH       DEFINED 04         SOLE
 GOODYEAR TIRE & RUBR CO                   382550101        485 000000031700 SH       DEFINED 01         SOLE
 GOOGLE INC                                38259P508        224 000000000700 SH       DEFINED 04         SOLE
 GRACE W R & CO DEL NEW                    38388F108        289 000000019121 SH       DEFINED 01         SOLE
 GROUP 1 AUTOMOTIVE INC                    398905109        281 000000012950 SH       DEFINED 01         SOLE
 HAYES LEMMERZ INTL INC                    420781304        276 000000101449 SH       DEFINED 01         SOLE
 HORNBECK OFFSHORE SVCS INC N              440543106        644 000000016688 SH       DEFINED 01         SOLE
 HUNTSMAN CORP                             447011107        667 000000052991 SH       DEFINED 01         SOLE
 IDENIX PHARMACEUTICALS INC                45166R204      2,066 000000301476 SH       DEFINED 02         SOLE
 IDEARC INC                                451663108        173 000000139000 SH       DEFINED 01         SOLE
 INFOSYS TECHNOLOGIES LTD                  456788108        939 000000028200 SH       DEFINED 04         SOLE
 INNOPHOS HOLDINGS INC                     45774N108        302 000000012409 SH       DEFINED 01         SOLE
 EDCATH CORP                               58404W109        479 000000026747 SH       DEFINED 01         SOLE
 MERRILL LYNCH & CO INC                    590188108        215 000000008500 SH       DEFINED 04         SOLE
 METLIFE INC                               59156R108      2,790 000000049831 SH       DEFINED 02         SOLE
 MIRANT CORP NEW                           60467R100        631 000000034531 SH       DEFINED 01         SOLE
 MONEYGRAM INTL INC                        60935Y109        213 000000150000 SH       DEFINED 01         SOLE
 MONSANTO CO NEW                           61166W101        296 000000003000 SH       DEFINED 04         SOLE
 NRG ENERGY INC                            629377508        496 000000020050 SH       DEFINED 01         SOLE
 NORTHWEST AIRLS CORP                      667280408        317 000000035127 SH       DEFINED 01         SOLE
 NVIDIA CORP                               67066G104        114 000000010700 SH       DEFINED 04         SOLE
 OWENS CORNING NEW                         690742101      3,258 000000136262 SH       DEFINED 01         SOLE
 PANTRY INC                                698657103        568 000000026829 SH       DEFINED 01         SOLE
 PETROLEO BRASILEIRO SA PETRO              71654V408        584 000000013300 SH       DEFINED 04         SOLE
 PHILIP MORRIS INTL INC                    718172109     72,150 000001500000 SH       DEFINED 02         SOLE
 PLUG POWER INC                            72919P103         31 000000032198 SH       DEFINED 02         SOLE
 POTASH CORP SASK INC                      73755L107        488 000000003700 SH       DEFINED 04         SOLE
 SCOTTS MIRACLE GRO CO                     810186106        221 000000009390 SH       DEFINED 01         SOLE
1Page      2                                                                                                      08-11-13  12:04:33
0                                            FORM 13F
                                         INFORMATION TABLE
                                           QUARTER ENDING
                                         09/30/2008
         NAME OF ISSUER           TITLE      CUSIP     VALUE       SHARES    SH  PUT  INVSTMT  OTHER   VOTING AUTHORITY
                                 OF CLASS              X1000      PRN AMT    PRN CALL DSCRETN MANAGERS
 ------------------------------ ---------- --------- ---------- ------------ --- ---- ------- -------- ----------------
0EMGROUP ENERGY PARTNERS L P               81662W108        611 000000087600 SH       DEFINED 01         SOLE
 SOLUTIA INC                               834376501      3,617 000000258418 SH       DEFINED 01         SOLE
 ARGACEPT INC                              87611R306      6,791 000001190476 SH       DEFINED 02         SOLE
 TIME WARNER CABLE INC                     88732J108        374 000000015464 SH       DEFINED 01         SOLE
 TYSON FOODS INC                           902494103        653 000000054718 SH       DEFINED 02         SOLE
 UAL CORP                                  902549807        240 000000027400 SH       DEFINED 01         SOLE
 VCA ANTECH INC                            918194101        558 000000018950 SH       DEFINED 02         SOLE
 VERASUN ENERGY CORP                       92336G106        205 000000065617 SH       DEFINED 02         SOLE
 VERENIUM CORPORATION                      92340P100         14 000000015175 SH       DEFINED 02         SOLE
 VIRGIN MEDIA INC                          92769L101        241 000000030556 SH       DEFINED 01         SOLE
 WINN DIXIE STORES INC                     974280307        273 000000019659 SH       DEFINED 01         SOLE
 YINGLI GREEN ENERGY HLDG CO               98584B103        112 000000010238 SH       DEFINED 02         SOLE